Income taxes - Reconciliation between statutory tax and effective tax charge (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Profit (loss) before taxation	€ 5,746	€ 10,107	€ 6,844
Tax rate (IRES) (%)	24.00%	24.00%	24.00%
Statutory corporation tax charge (credit) on profit or loss	€ 1,379	€ 2,426	€ 1,643
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	2,934	3,096	1,882
- impact pursuant to the write-down of deferred tax assets and recalculation of tax rates	938	261	(96)
- tax effects related to previous years	147	(24)	(1)
- impact pursuant to foreign tax effects of italian entities	105	46	54
- effect due to the tax regime provided for intercompany dividends	65	47	1
- Italian regional income tax (IRAP)	25	50	77
- impact pursuant to redetermination of the Italian Windfall Corporate tax as per Law 7/2009			61
- effect due to non-taxable gains/losses on sales of investments		(1)	(177)
- other adjustments	(2)	69	23
Net tax effect	4,212	3,544	1,824
Income tax expense	5,591	5,970	3,467
Exploration & Production
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	€ 2,934	€ 3,014	€ 1,811